SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Estimated Useful Lives (Details)	12 Months Ended
Dec. 29, 2017
Equipment | Minimum
Equipment and Leasehold Improvements
Estimated useful life	2 years
Equipment | Maximum
Equipment and Leasehold Improvements
Estimated useful life	5 years
Furniture and fixtures
Equipment and Leasehold Improvements
Estimated useful life	5 years
Computer hardware
Equipment and Leasehold Improvements
Estimated useful life	2 years
Computer software
Equipment and Leasehold Improvements
Estimated useful life	3 years
Automobiles and trucks
Equipment and Leasehold Improvements
Estimated useful life	3 years
Field equipment
Equipment and Leasehold Improvements
Estimated useful life	5 years